Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information

Detailed information by segment for the years 2013, 2012 and 2011 is presented in the following tables.

Revenue	2013	2012	2011
HPMS	3,533	2,976	2,653
SP	1,145	1,168	1,216
Corporate and Other (1)	137	214	325

	4,815	4,358	4,194

Operating income (loss)	2013	2012	2011
HPMS	712	479	288
SP	39	89	200
Corporate and Other (1)	(100)	(156)	(131)

	651	412	357

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Goodwill Assigned to Segments

Goodwill assigned to segments	Cost at January 1, 2013	Acquisitions	Translation differences and other changes	Cost at December 31, 2013
HPMS	1,725	1	62	1,788
SP	456	—	16	472
Corporate and Other (1)	321	—	12	333

	2,502	1	90	2,593

	Accumulated impairment at January 1, 2013	Translation differences and other changes	Accumulated impairment at December 31, 2013
HPMS	(186)	(9)	(195)
SP	(39)	(1)	(40)
Corporate and Other (1)	—	—	—

	(225)	(10)	(235)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

	Revenue (1)			Property, plant and equipment
	2013	2012	2011	2013	2012	2011
China	2,047	1,699	1,514	115	131	120
Netherlands	146	94	123	180	180	187
Taiwan	98	112	80	91	80	70
United States	365	303	329	6	8	9
Singapore	421	436	383	214	226	229
Germany	434	447	508	80	88	96
South Korea	294	238	216	1	—	—
Other countries	1,010	1,029	1,041	361	357	352

	4,815	4,358	4,194	1,048	1,070	1,063

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).